Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates (Details)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
HK [Member] | Period End [Member]
Schedule of Currency Exchange [Line Items]
Currency exchange rates, period-end	7.8	7.8	7.8
HK [Member] | Period Average [Member]
Schedule of Currency Exchange [Line Items]
Currency exchange rates, period-end	7.8	7.8	7.8
THB [Member] | Period End [Member]
Schedule of Currency Exchange [Line Items]
Currency exchange rates, period-end	31.4215	34.3353	34.2265
THB [Member] | Period Average [Member]
Schedule of Currency Exchange [Line Items]
Currency exchange rates, period-end	31.7436	35.2262	34.7867
RMB [Member] | Period End [Member]
Schedule of Currency Exchange [Line Items]
Currency exchange rates, period-end	7.2001	7.2994	7.0971
RMB [Member] | Period Average [Member]
Schedule of Currency Exchange [Line Items]
Currency exchange rates, period-end	7.2327	7.1946	7.0835